11. Share-Based Awards Plan (Details 1)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Number
Outstanding as of January 1, 2012		309,466
Add: Granted	261,000
Less: Exercised
Expired	90,061
Forfeited	40,330
Outstanding as of December 31, 2012	440,075	309,466
Exercisable as of December 31, 2012	272,200
Weighted-Average Exercise Price
Outstanding as of January 1, 2012	10.91
Add: Granted	4.56
Less: Exercised
Expired	6.23
Forfeited	5.55
Outstanding as of December 31, 2012	8.59
Exercisable as of December 31, 2012	11.08
Aggregate Intrinsic Value
Outstanding as of December 31, 2012			$ 1,887
Exercisable as of December 31, 2012
Weighted-Average Remaining Contractual Term (years)
Outstanding as of December 31, 2012	6 years 9 months 18 days
Exercisable as of December 31, 2012	6 years 22 days